UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1827 Walden Office Sq.
          Suite 104
          Schaumburg, IL  60173

Form 13F File Number:  028-13844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847/397-8630

Signature, Place, and Date of Signing:

   /s/ Nathan K. Snodgrass           Schaumburg, Il            October 27, 2011
   -----------------------           --------------            ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           51
                                         -----------

Form 13F Information Table Value Total:  $   123,535
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
        NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------ ------ -------
Aecom Technology Corp                     00766T100          844       47,777                                   7,259         40,518
Agco Corp                                 001084102          775       22,417                                   3,170         19,247
Apple Computer Inc                        037833100        3,783        9,922                                   1,287          8,635
Arch Coal Inc                             039380100        2,491      170,867                                  23,201        147,666
Avnet Inc                                 053807103          909       34,852                                   4,819         30,033
Bb&T Corporation                          054937107        3,599      168,751                                  22,950        145,801
Berkshire Hathaway Cl A                   084670108        1,068           10                                       3              7
Berkshire Hathaway Cl B                   084670702        2,668       37,550                                   2,553         34,997
C B Richard Ellis Group                   12497T101          781       58,044                                   8,800         49,244
Cardinal Health Inc                       14149Y108        3,777       90,190                                  11,629         78,561
Caterpillar Inc                           149123101        3,025       40,972                                   5,270         35,702
Chevrontexaco Corp                        166764100        3,574       38,598                                   5,045         33,553
Cliffs Natural Res Inc                    18683K101          700       13,683                                   2,053         11,630
Coca Cola Company                         191216100          272        4,020                                       0          4,020
CSX Corp                                  126408103        2,919      156,363                                  20,679        135,684
Cummins Inc                               231021106        3,085       37,774                                   5,218         32,556
DAVITA INC.                               23918K108        3,135       50,025                                   6,362         43,663
Eastman Chemical Company                  277432100        2,825       41,220                                   5,510         35,710
Endo Pharmaceuticals Holdings             29264F205          792       28,309                                   4,124         24,185
Exxon Mobil Corporation                   30231G102        3,555       48,950                                   6,425         42,525
F E I Company                             30241L109          863       28,807                                   4,129         24,678
Fiserv Inc                                337738108        3,326       65,514                                   8,504         57,010
Flextronics Intl Ltd                      Y2573F102        3,488      619,610                                  84,170        535,440
Franklin Resources Inc                    354613101        3,034       31,722                                   4,153         27,569
Garmin Ltd                                H2906T109          213        6,700                                       0          6,700
Gilead Sciences Inc                       375558103        1,068       27,534                                   3,919         23,615
Hewlett-Packard Company                   428236103        2,439      108,641                                  14,433         94,208
Intel Corp                                458140100        3,723      174,485                                  22,632        151,853
International Paper                       460146103        3,253      139,907                                  18,151        121,756
Ishares Silver Trust                      46428Q109          471       16,308                                   3,007         13,301
ITT Corp                                  450911102        3,146       74,912                                  10,057         64,855
Metro Pcs Group                           591708102          834       95,823                                  14,296         81,527
Minnesota Mining & Mfg                    88579Y101        3,093       43,078                                   5,518         37,560
Nice Systems Ltd Adr                      653656108          974       32,090                                   4,420         27,670
Oracle Corporation                        68389X105        3,723      129,548                                  16,738        112,810
Perrigo Co                                714290103        4,091       42,130                                   5,448         36,682
Powershares Db Commodity Index            73935S105          325       12,638                                   1,093         11,545
Powershs Agriculture ETF                  73936B408        2,586       87,190                                  15,819         71,371
Powershs Base Metals ETF                  73936B705        1,802       97,120                                  18,599         78,521
Powershs Energy ETF                       73936B101        3,612      140,482                                  25,791        114,691
Southwest Airlines Co                     844741108          906      112,629                                  17,597         95,032
SPDR Gold Trust                           78463V107        1,640       10,376                                       0         10,376
Symantec Corp                             871503108        3,620      222,102                                  28,438        193,664
Teco Energy Inc                           872375100        3,629      211,830                                  27,154        184,676
Tupperware Corporation                    899896104        3,155       58,704                                   7,597         51,107
United Parcel Service B                   911312106        3,812       60,366                                   7,052         53,314
V F Corp                                  918204108        4,109       33,812                                   4,249         29,563
Verizon Communications                    92343V104        3,946      107,221                                  13,662         93,559
Walgreen Company                          931422109        3,495      106,261                                  12,916         93,345
Wolverine World Wide Inc                  978097103        1,013       30,456                                   4,348         26,108
Zimmer Holdings Inc                       98956P102        3,567       66,702                                   8,856         57,846